Pay vs Performance Disclosure	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2021	Dec. 31, 2021	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table illustrates certain information about executive compensation for our CEO and other NEOs as well as certain performance measures against which compensation information can be compared. This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K of the Exchange Act and does not necessarily reflect value actually realized by our NEOs or how our Compensation Committee evaluates compensation decisions in light of Company or individual performance. In particular, our Compensation Committee has not used compensation actually paid as a basis for making compensation decisions, nor does it use GAAP Net Income for purposes of determining incentive compensation. Please refer to our Compensation Discussion and Analysis on pages 34 to 52 for a discussion of our executive compensation program, its objectives, and the ways in which we align executive compensation with Company performance.

Year	Summary Compensation Table Total for CEO — Mr. Calantzopoulos ($)(1)(2)	Summary Compensation Table Total for CEO — Mr. Olczak ($)(1)(2)	Compensation Actually Paid to CEO — Mr. Calantzopoulos ($)(2)(4)	Compensation Actually Paid to CEO — Mr. Olczak ($)(2)(4)	Average Summary Compensation Table Total for Other NEOs ($)(1)(3)	Average Compensation Actually Paid to Other NEOs ($)(3)(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions $)(6)	Adjusted Diluted EPS, 1-year Growth (7)
							Total Shareholder Return(5)	Peer Group Total Shareholder Return(5)
2025	n/a	29,072,171	n/a	56,821,594	13,046,507	14,220,778	$247.10	$128.30	11,848	14.20%
2024	n/a	20,237,916	n/a	44,508,025	7,525,983	12,714,258	$179.10	$109.70	7,503	15.60%
2023	n/a	25,480,514	n/a	22,401,770	8,620,777	6,951,996	$133.30	$109.50	8,268	11.00%
2022	n/a	15,775,108	n/a	24,410,701	5,426,181	7,848,730	$135.70	$111.20	9,527	10.10%
2021	15,349,110	10,557,568	30,404,029	15,485,410	5,433,435	7,491,440	$120.80	$114.80	9,710	15.40%
(1)The Summary Compensation Table Total amounts can be found on page 54. For those NEOs in previous years who were no longer NEOs for 2025, the respective amounts can be found in our 2025, 2024, 2023 and 2022 proxy statements.
(2)Mr. Calantzopoulos served as the Company’s CEO during the covered period until May 2021 when Mr. Olczak was appointed as our CEO.
(3)Our NEOs other than the CEO for each of the covered fiscal years are as follows:

2025	E. Babeau, M. Andolina, F. de Wilde, S. Kennedy
2024	E. Babeau, F. de Wilde, S. Kennedy, S. Volpetti
2023	E. Babeau, F. de Wilde, S. Kennedy, S. Volpetti, D. Azinovic
2022	E. Babeau, D. Azinovic, F. de Wilde, S. Volpetti
2021	E. Babeau, D. Azinovic, F. de Wilde, S. Volpetti, J. Insuasty, M. King
(4)The amounts deducted and added to the Summary Compensation Table Total for each of the covered fiscal years are as shown in the table below. No awards were modified or forfeited during the covered years:

Year	Name	Summary Compensation Table Total ($)	Amount deducted for Change in Pension Value ($)	Amount added for Pension Cost ($)(a)	Amount deducted for Stock Awards ($)	Amount added for EOY Fair Value of Stock Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY ($)(b)	Amount added (deducted) for change in value from EOPY to EOY in Fair Value of Stock Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at EOY ($)(b)	Amount added for Fair Value at Vesting Date of Stock Awards Granted and Vested During the Fiscal Year ($)(b)	Amount added (deducted) for change in Fair Value from EOPY to Vesting Date of Stock Awards Granted in Any Prior Fiscal Year that Vested (or Failed to Vest) During the Fiscal Year ($)(b)	Amount added for Dividend Equivalents Paid During the Fiscal Year ($)	Compensation Actually Paid ($)
2025	Mr. Olczak	29,072,171	3,984,399	2,893,882	18,033,564	23,378,428	17,679,567	0	3,546,448	2,269,061	56,821,594
	Average other NEOs	13,046,507	5,657,413	647,690	3,890,114	5,043,013	3,625,510	0	874,851	530,734	14,220,778
2024	Mr. Olczak	20,237,916	898,101	1,792,551	11,785,368	21,638,123	12,290,491	0	(258,548)	1,490,961	44,508,025
	Average other NEOs	7,525,983	1,009,410	616,341	2,827,906	5,192,113	2,765,020	0	(134,121)	586,238	12,714,258
2023	Mr. Olczak	25,480,514	6,055,916	3,129,698	13,225,739	13,070,215	(1,370,406)	0	76,251	1,297,153	22,401,770
	Average other NEOs	8,620,777	2,651,004	772,127	2,529,997	2,350,914	(304,881)	153,072	24,956	516,032	6,951,996
2022	Mr. Olczak	15,775,108	0	4,458,977	9,751,292	10,300,776	1,864,468	0	913,331	849,333	24,410,701
	Average other NEOs	5,426,181	100,985	630,261	2,717,273	2,870,426	1,033,698	0	414,918	291,504	7,848,730
2021	Mr. Calantzopoulos	15,349,110	0	1,669,036	12,331,239	17,286,561	6,755,580	0	423,089	1,251,892	30,404,029
	Mr. Olczak	10,557,568	781,194	1,008,654	4,713,468	6,607,423	2,269,335	0	124,847	412,245	15,485,410
	Average other NEOs	5,433,435	236,975	439,187	2,544,006	3,357,205	735,550	24,478	95,123	187,443	7,491,440
“EOY” = End of Year, “EOPY” = End of Previous Year
(a)Current year pension service cost including adjustments for prior year service cost, as applicable. For assumptions used in the calculation refer to Item 8, Note 13 to the consolidated financial statements contained in our Annual Report on Form 10-K for the fiscal years ended December 31, 2021, Item 8, Note 14 for the fiscal years ended December 31, 2022, December 31, 2023 and December 31, 2024 and to Item 8, Note 12 for the fiscal year ended December 31, 2025.
(b)The methodology used to calculate the fair values for stock awards at each fiscal year end is consistent with that disclosed at the time of grant. The fair value of the RSU awards is determined based on the closing price of PMI stock at the respective fiscal year end date and based on the average of the high and the low trading prices of PMI stock for awards under the 2017 Performance Incentive Plan and closing price of PMI stock for awards under the 2022 Performance Incentive Plan at the vesting date. The fair value for the portion of the PSU awards subject to the TSR performance factor was determined by using a Monte Carlo simulation model for the fiscal year end calculations and the average of the high and the low trading prices of PMI stock and actual performance at the vesting date. The fair value for the portion of the PSU awards subject to other performance factors was determined based on the closing price of PMI stock at the respective fiscal year end and estimated performance and based on the average of the high and the low trading prices of PMI stock and actual performance at the vesting date.
(5)The Peer Group is described on page 50, which is the same PMI Peer Group reported in the performance graph found in Part II, Item 5 of our Annual Report on Form 10-K for the fiscal year ending December 31, 2025. There have been no changes to the PMI Peer Group during the covered period. The amounts compare the cumulative total shareholder return of PMI’s common stock with the cumulative total shareholder return for the same period of PMI’s Peer Group. The calculation assumes the investment of $100 as of December 31, 2020, in PMI common stock and the PMI Peer Group index as of the market close and reinvestment of dividends on a quarterly basis.
(6)PMI’s Net Income is reported as “net earnings” in Item 8 of the Company’s Annual Report on Form 10-K for the fiscal years ended December 31, 2021, December 31, 2022, December 31, 2023, December 31, 2024 and December 31, 2025.
(7)Currency neutral adjusted diluted EPS growth rate has been chosen as our Company Selected Measure, out of the performance measures in the tabular list set forth below, because of its weight and impact on PSUs. Adjusted diluted EPS growth over 3-year period is one of the metrics used in our long-term Equity Award program, under performance-based PSUs. In accordance with regulatory guidance, the measure presented in the table covers 1-year growth. For the definition of adjusted diluted EPS see the Glossary of Terms in Exhibit C.

Company Selected Measure Name			Adjusted Diluted EPS,1-year Growth (7)
Named Executive Officers, Footnote
(2)Mr. Calantzopoulos served as the Company’s CEO during the covered period until May 2021 when Mr. Olczak was appointed as our CEO.
(3)Our NEOs other than the CEO for each of the covered fiscal years are as follows:

2025	E. Babeau, M. Andolina, F. de Wilde, S. Kennedy
2024	E. Babeau, F. de Wilde, S. Kennedy, S. Volpetti
2023	E. Babeau, F. de Wilde, S. Kennedy, S. Volpetti, D. Azinovic
2022	E. Babeau, D. Azinovic, F. de Wilde, S. Volpetti
2021	E. Babeau, D. Azinovic, F. de Wilde, S. Volpetti, J. Insuasty, M. King

Peer Group Issuers, Footnote
(5)The Peer Group is described on page 50, which is the same PMI Peer Group reported in the performance graph found in Part II, Item 5 of our Annual Report on Form 10-K for the fiscal year ending December 31, 2025. There have been no changes to the PMI Peer Group during the covered period. The amounts compare the cumulative total shareholder return of PMI’s common stock with the cumulative total shareholder return for the same period of PMI’s Peer Group. The calculation assumes the investment of $100 as of December 31, 2020, in PMI common stock and the PMI Peer Group index as of the market close and reinvestment of dividends on a quarterly basis.
(6)PMI’s Net Income is reported as “net earnings” in Item 8 of the Company’s Annual Report on Form 10-K for the fiscal years ended December 31, 2021, December 31, 2022, December 31, 2023, December 31, 2024 and December 31, 2025.

Adjustment To PEO Compensation, Footnote
(4)The amounts deducted and added to the Summary Compensation Table Total for each of the covered fiscal years are as shown in the table below. No awards were modified or forfeited during the covered years:

Year	Name	Summary Compensation Table Total ($)	Amount deducted for Change in Pension Value ($)	Amount added for Pension Cost ($)(a)	Amount deducted for Stock Awards ($)	Amount added for EOY Fair Value of Stock Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY ($)(b)	Amount added (deducted) for change in value from EOPY to EOY in Fair Value of Stock Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at EOY ($)(b)	Amount added for Fair Value at Vesting Date of Stock Awards Granted and Vested During the Fiscal Year ($)(b)	Amount added (deducted) for change in Fair Value from EOPY to Vesting Date of Stock Awards Granted in Any Prior Fiscal Year that Vested (or Failed to Vest) During the Fiscal Year ($)(b)	Amount added for Dividend Equivalents Paid During the Fiscal Year ($)	Compensation Actually Paid ($)
2025	Mr. Olczak	29,072,171	3,984,399	2,893,882	18,033,564	23,378,428	17,679,567	0	3,546,448	2,269,061	56,821,594
	Average other NEOs	13,046,507	5,657,413	647,690	3,890,114	5,043,013	3,625,510	0	874,851	530,734	14,220,778
2024	Mr. Olczak	20,237,916	898,101	1,792,551	11,785,368	21,638,123	12,290,491	0	(258,548)	1,490,961	44,508,025
	Average other NEOs	7,525,983	1,009,410	616,341	2,827,906	5,192,113	2,765,020	0	(134,121)	586,238	12,714,258
2023	Mr. Olczak	25,480,514	6,055,916	3,129,698	13,225,739	13,070,215	(1,370,406)	0	76,251	1,297,153	22,401,770
	Average other NEOs	8,620,777	2,651,004	772,127	2,529,997	2,350,914	(304,881)	153,072	24,956	516,032	6,951,996
2022	Mr. Olczak	15,775,108	0	4,458,977	9,751,292	10,300,776	1,864,468	0	913,331	849,333	24,410,701
	Average other NEOs	5,426,181	100,985	630,261	2,717,273	2,870,426	1,033,698	0	414,918	291,504	7,848,730
2021	Mr. Calantzopoulos	15,349,110	0	1,669,036	12,331,239	17,286,561	6,755,580	0	423,089	1,251,892	30,404,029
	Mr. Olczak	10,557,568	781,194	1,008,654	4,713,468	6,607,423	2,269,335	0	124,847	412,245	15,485,410
	Average other NEOs	5,433,435	236,975	439,187	2,544,006	3,357,205	735,550	24,478	95,123	187,443	7,491,440
“EOY” = End of Year, “EOPY” = End of Previous Year
(a)Current year pension service cost including adjustments for prior year service cost, as applicable. For assumptions used in the calculation refer to Item 8, Note 13 to the consolidated financial statements contained in our Annual Report on Form 10-K for the fiscal years ended December 31, 2021, Item 8, Note 14 for the fiscal years ended December 31, 2022, December 31, 2023 and December 31, 2024 and to Item 8, Note 12 for the fiscal year ended December 31, 2025.
(b)The methodology used to calculate the fair values for stock awards at each fiscal year end is consistent with that disclosed at the time of grant. The fair value of the RSU awards is determined based on the closing price of PMI stock at the respective fiscal year end date and based on the average of the high and the low trading prices of PMI stock for awards under the 2017 Performance Incentive Plan and closing price of PMI stock for awards under the 2022 Performance Incentive Plan at the vesting date. The fair value for the portion of the PSU awards subject to the TSR performance factor was determined by using a Monte Carlo simulation model for the fiscal year end calculations and the average of the high and the low trading prices of PMI stock and actual performance at the vesting date. The fair value for the portion of the PSU awards subject to other performance factors was determined based on the closing price of PMI stock at the respective fiscal year end and estimated performance and based on the average of the high and the low trading prices of PMI stock and actual performance at the vesting date.

Non-PEO NEO Average Total Compensation Amount			$ 13,046,507	$ 7,525,983	$ 8,620,777	$ 5,426,181	$ 5,433,435
Non-PEO NEO Average Compensation Actually Paid Amount			$ 14,220,778	12,714,258	6,951,996	7,848,730	7,491,440
Adjustment to Non-PEO NEO Compensation Footnote
(4)The amounts deducted and added to the Summary Compensation Table Total for each of the covered fiscal years are as shown in the table below. No awards were modified or forfeited during the covered years:

Year	Name	Summary Compensation Table Total ($)	Amount deducted for Change in Pension Value ($)	Amount added for Pension Cost ($)(a)	Amount deducted for Stock Awards ($)	Amount added for EOY Fair Value of Stock Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY ($)(b)	Amount added (deducted) for change in value from EOPY to EOY in Fair Value of Stock Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at EOY ($)(b)	Amount added for Fair Value at Vesting Date of Stock Awards Granted and Vested During the Fiscal Year ($)(b)	Amount added (deducted) for change in Fair Value from EOPY to Vesting Date of Stock Awards Granted in Any Prior Fiscal Year that Vested (or Failed to Vest) During the Fiscal Year ($)(b)	Amount added for Dividend Equivalents Paid During the Fiscal Year ($)	Compensation Actually Paid ($)
2025	Mr. Olczak	29,072,171	3,984,399	2,893,882	18,033,564	23,378,428	17,679,567	0	3,546,448	2,269,061	56,821,594
	Average other NEOs	13,046,507	5,657,413	647,690	3,890,114	5,043,013	3,625,510	0	874,851	530,734	14,220,778
2024	Mr. Olczak	20,237,916	898,101	1,792,551	11,785,368	21,638,123	12,290,491	0	(258,548)	1,490,961	44,508,025
	Average other NEOs	7,525,983	1,009,410	616,341	2,827,906	5,192,113	2,765,020	0	(134,121)	586,238	12,714,258
2023	Mr. Olczak	25,480,514	6,055,916	3,129,698	13,225,739	13,070,215	(1,370,406)	0	76,251	1,297,153	22,401,770
	Average other NEOs	8,620,777	2,651,004	772,127	2,529,997	2,350,914	(304,881)	153,072	24,956	516,032	6,951,996
2022	Mr. Olczak	15,775,108	0	4,458,977	9,751,292	10,300,776	1,864,468	0	913,331	849,333	24,410,701
	Average other NEOs	5,426,181	100,985	630,261	2,717,273	2,870,426	1,033,698	0	414,918	291,504	7,848,730
2021	Mr. Calantzopoulos	15,349,110	0	1,669,036	12,331,239	17,286,561	6,755,580	0	423,089	1,251,892	30,404,029
	Mr. Olczak	10,557,568	781,194	1,008,654	4,713,468	6,607,423	2,269,335	0	124,847	412,245	15,485,410
	Average other NEOs	5,433,435	236,975	439,187	2,544,006	3,357,205	735,550	24,478	95,123	187,443	7,491,440
“EOY” = End of Year, “EOPY” = End of Previous Year
(a)Current year pension service cost including adjustments for prior year service cost, as applicable. For assumptions used in the calculation refer to Item 8, Note 13 to the consolidated financial statements contained in our Annual Report on Form 10-K for the fiscal years ended December 31, 2021, Item 8, Note 14 for the fiscal years ended December 31, 2022, December 31, 2023 and December 31, 2024 and to Item 8, Note 12 for the fiscal year ended December 31, 2025.
(b)The methodology used to calculate the fair values for stock awards at each fiscal year end is consistent with that disclosed at the time of grant. The fair value of the RSU awards is determined based on the closing price of PMI stock at the respective fiscal year end date and based on the average of the high and the low trading prices of PMI stock for awards under the 2017 Performance Incentive Plan and closing price of PMI stock for awards under the 2022 Performance Incentive Plan at the vesting date. The fair value for the portion of the PSU awards subject to the TSR performance factor was determined by using a Monte Carlo simulation model for the fiscal year end calculations and the average of the high and the low trading prices of PMI stock and actual performance at the vesting date. The fair value for the portion of the PSU awards subject to other performance factors was determined based on the closing price of PMI stock at the respective fiscal year end and estimated performance and based on the average of the high and the low trading prices of PMI stock and actual performance at the vesting date.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular list of measures
As required by SEC rules, we have listed below the financial and non-financial performance measures that we consider to be the most important performance measures used to link compensation actually paid to our CEO and other NEOs for the most recently completed fiscal year to company performance. In selecting the below measures we considered the metrics used under our Incentive Compensation and Equity Awards Programs and prioritized those with highest weight and impact on compensation actually paid for 2025. Further information on the use of the below measures in our performance-based compensation programs can be found in Compensation Discussion and Analysis section on pages 41-48 and in our 2025 proxy statement.
•Adjusted Diluted EPS (CAGR, ex-currency growth)
•Smoke-Free Shipment Volume
•Adjusted Net Revenues, % Growth on organic basis
•Operating Cash Flow, absolute USD amount (bio)
•Smoke-Free Product Net Revenue ratio
•TSR Performance (relative to peer group)
•Absolute TSR

Total Shareholder Return Amount			$ 247.10	179.10	133.30	135.70	120.80
Peer Group Total Shareholder Return Amount			128.30	109.70	109.50	111.20	114.80
Net Income (Loss)			$ 11,848,000,000	$ 7,503,000,000	$ 8,268,000,000	$ 9,527,000,000	$ 9,710,000,000
Company Selected Measure Amount			0.1420	0.1560	0.1100	0.1010	0.1540
PEO Name	Mr. Calantzopoulos	Mr. Olczak	Mr. Olczak	Mr. Olczak	Mr. Olczak	Mr. Olczak		Mr. Calantzopoulos
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted Diluted EPS (CAGR, ex-currency growth)
Non-GAAP Measure Description
(7)Currency neutral adjusted diluted EPS growth rate has been chosen as our Company Selected Measure, out of the performance measures in the tabular list set forth below, because of its weight and impact on PSUs. Adjusted diluted EPS growth over 3-year period is one of the metrics used in our long-term Equity Award program, under performance-based PSUs. In accordance with regulatory guidance, the measure presented in the table covers 1-year growth. For the definition of adjusted diluted EPS see the Glossary of Terms in Exhibit C.

Measure:: 2
Pay vs Performance Disclosure
Name			Smoke-Free Shipment Volume
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted Net Revenues, % Growth on organic basis
Measure:: 4
Pay vs Performance Disclosure
Name			Operating Cash Flow, absolute USD amount (bio)
Measure:: 5
Pay vs Performance Disclosure
Name			Smoke-Free Product Net Revenue ratio
Measure:: 6
Pay vs Performance Disclosure
Name			TSR Performance (relative to peer group)
Measure:: 7
Pay vs Performance Disclosure
Name			Absolute TSR
Mr. Olczak [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 29,072,171	$ 20,237,916	$ 25,480,514	$ 15,775,108	$ 10,557,568
PEO Actually Paid Compensation Amount			56,821,594	44,508,025	22,401,770	24,410,701	15,485,410
Mr. Olczak [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,984,399	898,101	6,055,916	0	781,194
Mr. Olczak [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,893,882	1,792,551	3,129,698	4,458,977	1,008,654
Mr. Olczak [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			18,033,564	11,785,368	13,225,739	9,751,292	4,713,468
Mr. Olczak [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			23,378,428	21,638,123	13,070,215	10,300,776	6,607,423
Mr. Olczak [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			17,679,567	12,290,491	(1,370,406)	1,864,468	2,269,335
Mr. Olczak [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Mr. Olczak [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,546,448	(258,548)	76,251	913,331	124,847
Mr. Olczak [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,269,061	1,490,961	1,297,153	849,333	412,245
Mr. Calantzopoulos [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount							15,349,110
PEO Actually Paid Compensation Amount							30,404,029
Mr. Calantzopoulos [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
Mr. Calantzopoulos [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							1,669,036
Mr. Calantzopoulos [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							12,331,239
Mr. Calantzopoulos [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							17,286,561
Mr. Calantzopoulos [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							6,755,580
Mr. Calantzopoulos [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
Mr. Calantzopoulos [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							423,089
Mr. Calantzopoulos [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							1,251,892
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,657,413	1,009,410	2,651,004	100,985	236,975
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			647,690	616,341	772,127	630,261	439,187
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,890,114	2,827,906	2,529,997	2,717,273	2,544,006
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,043,013	5,192,113	2,350,914	2,870,426	3,357,205
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,625,510	2,765,020	(304,881)	1,033,698	735,550
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	153,072	0	24,478
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			874,851	(134,121)	24,956	414,918	95,123
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 530,734	$ 586,238	$ 516,032	$ 291,504	$ 187,443